Derivative Financial Instruments and Risk Management Policies - Credit Risk (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Exposure to credit risk on guarantees	€ 5,080	€ 5,774